BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net comprehensive income	$ (18,044)	$ (3,720)
Convertible Preferred A Shares accumulated dividend		(177)
Net loss attributable to Ordinary shares as reported	$ (18,044)	$ (3,897)
Shares used in computing net loss per share of Ordinary shares, basic and diluted	6,002,052	1,448,363
Net loss per share of Ordinary share, basic and diluted	$ (3.01)	$ (2.69)